Condensed Statements Of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (317,541)	$ (183,908)	$ (330,883)
Interest income	5,295	12,153	7,365
Interest expense and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(259,876)	(258,971)	(189,938)
Foreign currency exchange loss, net	(20,680)	(6,403)	(2,040)
Others	5,061	5,298	7,135
Loss before income tax and equity in loss from subsidiaries	(1,608,142)	(1,043,215)	(604,813)
Equity in loss from subsidiaries	(8,057)	(2,295)	(787)
Income tax expense	(29,069)	(8,844)	(4,141)
Net loss	(1,637,211)	(1,052,059)	(608,954)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenue	0	0	4,534
General and administrative expenses	(98,651)	(4,910)	(13,667)
Provision for financial support guarantee to a subsidiary	(27,444)	0	0
Provision for guarantee obligation of a subsidiary's redeemable preferred shares	(387,816)	0	0
Interest income	0	0	65
Interest expense and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(31,204)	(31,758)	(30,508)
Foreign currency exchange loss, net	(8,569)	(692)	(10,871)
Others	124	0	4,836
Loss before income tax and equity in loss from subsidiaries	(553,560)	(37,360)	(45,611)
Equity in loss from subsidiaries	(532,728)	(1,087,595)	(609,848)
Income tax expense	0	0	0
Net loss	$ (1,086,288)	$ (1,124,955)	$ (655,459)